Revision and Reclassifications of Prior Period Financial Statements - Consolidated Income Statements (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Fee income			$ 1,861,000	$ 1,893,000	$ 1,920,000	$ 1,997,000	$ 2,081,000	$ 2,047,000	$ 1,976,000	$ 1,890,000	$ 7,671,000	$ 7,994,000	$ 6,840,000
Premiums			22,000	30,000	26,000	31,000	30,000	30,000	31,000	31,000	109,000	122,000	157,000
Net investment income			695,000	648,000	719,000	658,000	797,000	771,000	744,000	828,000	2,720,000	3,140,000	2,836,000
Net gains (losses) on derivatives and investments	$ (832,000)	$ (5,367,000)	(4,198,000)	(194,000)	2,940,000	(1,566,000)	(1,698,000)	(421,000)	(388,000)	(2,839,000)	(3,018,000)	(5,346,000)	(6,894,000)
Total revenues	9,752,000	5,982,000	(2,069,000)	2,951,000	6,702,000	2,168,000	1,196,000	2,329,000	1,626,000	831,000	9,752,000	5,982,000	3,443,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,035,000	904,000	246,000	240,000	261,000	288,000	155,000	280,000	214,000	255,000	1,035,000	904,000	1,313,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36,000)	41,000	(26,000)	(39,000)	14,000	15,000	2,000	(15,000)	6,000	48,000	(36,000)	41,000	0
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)	(1,900,000)	(913,000)	1,184,000	(1,907,000)	(22,000)	1,066,000	1,512,000	(6,522,000)	(3,536,000)	(3,966,000)	0
Interest credited on other contract holder funds, net of deferrals and amortization	859,000	825,000	235,000	223,000	206,000	195,000	201,000	205,000	207,000	212,000	859,000	825,000	1,293,000
Operating costs and other expenses, net of deferrals			602,000	568,000	532,000	631,000	737,000	666,000	655,000	631,000	2,333,000	2,689,000	1,200,000
Amortization of deferred acquisition costs			297,000	304,000	308,000	316,000	319,000	327,000	328,000	331,000	1,225,000	1,305,000	(534,000)
Total benefits and expenses	1,917,000	1,820,000	(528,000)	391,000	2,511,000	(457,000)	1,397,000	2,533,000	2,929,000	(5,039,000)	1,917,000	1,820,000	5,836,000
Pretax adjusted operating earnings			(1,541,000)	2,560,000	4,191,000	2,625,000	(201,000)	(204,000)	(1,303,000)	5,870,000	7,835,000	4,162,000	(2,393,000)
Income tax expense (benefit)	1,530,000	680,000	(380,000)	661,000	854,000	395,000	(94,000)	(98,000)	(246,000)	1,118,000	1,530,000	680,000	(841,000)
Net income (loss)	6,305,000	3,482,000	$ (1,161,000)	$ 1,899,000	$ 3,337,000	$ 2,230,000	$ (107,000)	$ (106,000)	$ (1,057,000)	$ 4,752,000	$ 6,305,000	3,482,000	(1,552,000)
As Previously Reported
Revenues
Fee income												7,594,000	6,504,000
Premiums												107,000	130,000
Net investment income												3,086,000	2,781,000
Net gains (losses) on derivatives and investments	3,856,000	(2,480,000)										(2,480,000)
Total revenues	14,440,000	8,869,000										8,400,000	3,025,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,263,000	949,000										892,000	1,235,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	0	0										0
Net (gain) loss on market risk benefits	0	0										0
Interest credited on other contract holder funds, net of deferrals and amortization	855,000	827,000										861,000	1,202,000
Operating costs and other expenses, net of deferrals												2,242,000	807,000
Amortization of deferred acquisition costs												520,000	(390,000)
Total benefits and expenses	7,231,000	5,006,000										4,537,000	5,418,000
Pretax adjusted operating earnings												3,863,000
Income tax expense (benefit)	1,396,000	616,000										616,000
Net income (loss)	5,813,000	3,247,000										3,247,000	(1,552,000)
Revision of Prior Period, Accounting Standards Update, Adjustment
Revenues
Fee income												0	0
Premiums												0	0
Net investment income												0	0
Net gains (losses) on derivatives and investments	(4,688,000)	(2,887,000)										(2,887,000)
Total revenues	(4,688,000)	(2,887,000)										(2,887,000)	0
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(1,228,000)	(45,000)										(45,000)	0
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36,000)	41,000										41,000
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)										(3,966,000)
Interest credited on other contract holder funds, net of deferrals and amortization	4,000	(2,000)										(2,000)	0
Operating costs and other expenses, net of deferrals												0	0
Amortization of deferred acquisition costs												786,000	0
Total benefits and expenses	(5,314,000)	(3,186,000)										(3,186,000)	0
Pretax adjusted operating earnings												299,000
Income tax expense (benefit)	134,000	64,000										64,000
Net income (loss)	$ 492,000	$ 235,000										235,000	0
Impact of Revisions and Reclassifications
Revenues
Fee income												400,000	336,000
Premiums												15,000	27,000
Net investment income												54,000	55,000
Net gains (losses) on derivatives and investments												0
Total revenues												469,000	418,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals												57,000	78,000
(Gain) loss from updating future policy benefits cash flow assumptions, net												0
Net (gain) loss on market risk benefits												0
Interest credited on other contract holder funds, net of deferrals and amortization												(34,000)	91,000
Operating costs and other expenses, net of deferrals												447,000	393,000
Amortization of deferred acquisition costs												(1,000)	(144,000)
Total benefits and expenses												469,000	418,000
Pretax adjusted operating earnings												0
Income tax expense (benefit)												0
Net income (loss)												0	0
As Revised
Revenues
Fee income												7,994,000	6,840,000
Premiums												122,000	157,000
Net investment income												3,140,000	2,836,000
Net gains (losses) on derivatives and investments												(5,367,000)
Total revenues												5,982,000	3,443,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals												904,000	1,313,000
(Gain) loss from updating future policy benefits cash flow assumptions, net												41,000
Net (gain) loss on market risk benefits												(3,966,000)
Interest credited on other contract holder funds, net of deferrals and amortization												825,000	1,293,000
Operating costs and other expenses, net of deferrals												2,689,000	1,200,000
Amortization of deferred acquisition costs												1,305,000	(534,000)
Total benefits and expenses												1,820,000	5,836,000
Pretax adjusted operating earnings												4,162,000
Income tax expense (benefit)												680,000
Net income (loss)												$ 3,482,000	$ (1,552,000)